Loan from Others (Details) € in Thousands, $ in Thousands			6 Months Ended
	Aug. 21, 2024 USD ($) shares	Aug. 21, 2024 EUR (€) shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 EUR (€) shares
EIB Restructuring Transaction [Member]
Loan from Others [Line Items]
Original principal amount	$ 29,000	€ 26,600
Commercial sales exceeding | €				€ 5,000
Gross proceeds percentage			10.00%	10.00%
Outstanding amount			$ 285	€ 250
Maturity date			Dec. 31, 2031	Dec. 31, 2031
Preferred Shares [Member]
Loan from Others [Line Items]
Issuance of ordinary shares (in Shares)
Preferred Shares [Member] | EIB Restructuring Transaction [Member]
Loan from Others [Line Items]
Issuance of ordinary shares (in Shares)	1,000	1,000
Expected term	3 years	3 years
Risk-free rate	3.80%	3.80%
STD rate	110.00%	110.00%